UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 301 Congress Avenue
         Suite 520
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1970

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     November 7, 2006


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $189,926 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATWOOD OCEANICS INC            COM              050095108     6811   151452 SH       SOLE                   151452
BAKER HUGHES INC               COM              057224107      652     9557 SH       SOLE                     9557
CAMERON INTERNATIONAL CORP     COM              13342B105     1135    23503 SH       SOLE                    23503
CANADIAN NAT RES LTD           COM              136385101     2591    56856 SH       SOLE                    56856
CHEVRON CORP NEW               COM              166764100    15400   237439 SH       SOLE                   237439
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    19511   269596 SH       SOLE                   269596
ENSCO INTL INC                 COM              26874Q100     9649   220151 SH       SOLE                   220151
FRONTIER OIL CORP              COM              35914P105     1620    60941 SH       SOLE                    60941
FRONTLINE LTD                  SHS              G3682E127     1647    42771 SH       SOLE                    42771
GLOBALSANTAFE CORP             SHS              G3930E101    20475   409586 SH       SOLE                   409586
GRANT PRIDECO INC              COM              38821G101     3729    98044 SH       SOLE                    98044
GREEN PLAINS RENEWABLE ENERG   COM              393222104      874    46584 SH       SOLE                    46584
GULF ISLAND FABRICATION INC    COM              402307102     1544    59171 SH       SOLE                    59171
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     4517   135238 SH       SOLE                   135238
HERCULES OFFSHORE INC          COM              427093109    10315   332208 SH       SOLE                   332208
HESS CORP                      COM              42809H107    11224   270984 SH       SOLE                   270984
HORNBECK OFFSHORE SVCS INC N   COM              440543106      635    18950 SH       SOLE                    18950
HYDRIL                         COM              448774109     1278    22794 SH       SOLE                    22794
MCMORAN EXPLORATION CO         COM              582411104      474    26710 SH       SOLE                    26710
METHANEX CORP                  COM              59151K108    13210   542717 SH       SOLE                   542717
MITCHAM INDS INC               COM              606501104      120    11386 SH       SOLE                    11386
NATIONAL OILWELL VARCO INC     COM              637071101    16789   286741 SH       SOLE                   286741
NEWFIELD EXPL CO               COM              651290108     4442   115252 SH       SOLE                   115252
NEXEN INC                      COM              65334H102      952    17800 SH       SOLE                    17800
NOBLE CORPORATION              SHS              G65422100    14689   228866 SH       SOLE                   228866
OIL STS INTL INC               COM              678026105     8111   294939 SH       SOLE                   294939
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     2467    19000 SH  PUT  SOLE                    19000
OMEGA NAVIGATION ENTERPRISES   CLASS A          Y6476R105      370    24087 SH       SOLE                    24087
PLAINS EXPL& PRODTN CO         COM              726505100      321     7475 SH       SOLE                     7475
SUPERIOR ENERGY SVCS INC       COM              868157108     2877   109542 SH       SOLE                   109542
TETRA TECHNOLOGIES INC DEL     COM              88162F105      328    13580 SH       SOLE                    13580
TRANSOCEAN INC                 ORD              G90078109    10294   140577 SH       SOLE                   140577
W & T OFFSHORE INC             COM              92922P106      875    29963 SH       SOLE                    29963